UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GSO Capital Partners LP
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Address:   280 Park Avenue
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           11th Floor
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           New York, NY 10017
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Form 13F File Number:  028-12332
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Fan
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Title:     Chief Legal Officer / Chief Compliance Officer
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Phone:     212-503-2184
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Signature, Place, and Date of Signing:

         /s/ George Fan              New York, NY             11/14/07
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


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                         -------------

Form 13F Information Table Entry Total:        15
                                         -------------

Form 13F Information Table Value Total:       $479,111
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                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number Name

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

                                                 FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN 2        COLUMN 3     COLUMN 4   COLUMN 5   COLUMN 6         COLUMN 7               COLUMN 8
                                                                                                                       VOTING
                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER           AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP        (x$1000)   PRN AMT   PRN CALL DISCRETION    MANAGERS   SOLE   SHARED   NONE
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ACCURIDE CORP               COM            004398103      2,593     214,134   SH         SOLE                  214,134
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AECOM TECHNOLOGY CORP
DELAWA                      COM            00766T100    278,660   7,977,663   SH         SOLE                7,977,663
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BEAZER HOMES USA INC        COM            07556Q105      2,475     300,000   SH  CALL   SOLE                  300,000
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BEAZER HOMES USA INC        COM            07556Q105      1,650     200,000   SH  PUT    SOLE                  200,000
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CAPITAL ONE FINL CORP       COM            14040H105     19,929     300,000   SH  CALL   SOLE                  300,000
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CAPITAL ONE FINL CORP       COM            14040H105     19,929     300,000   SH  PUT    SOLE                  300,000
------------------------------------------------------------------------------------------------------------------------------------
CKE RESTAURANTS INC         COM            12561E105     16,210   1,000,000   SH         SOLE                1,000,000
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COMERICA INC                COM            200340107     15,384     300,000   SH  CALL   SOLE                  300,000
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COMERICA INC                COM            200340107     10,256     200,000   SH  PUT    SOLE                  200,000
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EAGLE ROCK ENERGY
PARTNERS L                 UNIT            26985R104     16,841     802,334   SH         SOLE                  802,334
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GEOEYE INC                  COM            37250W108        647      25,116   SH         SOLE                    25,116
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HARRAHS ENTMT INC           COM            413619107     17,386     200,000   SH         SOLE                   200,000
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LIBERTY MEDIA HLDG CORP     CAP COM SER A  53071M302     18,725     150,000   SH         SOLE                   150,000
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RSC HOLDINGS INC            COM            74972L102     56,779  25,351,119   SH         SOLE                25,351,119
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STANDARD PAC CORP NEW       COM            85375C101      1,647     300,000   SH  CALL   SOLE                   300,000
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